OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER CURRENT LIABILITIES [Abstract]
Schedule of Other Current Liabilities
	As of December 31,
	2 0 1 5	2 0 1 4

Accrued salaries and fringe benefits	$8,056	$6,905
Accrued warranty costs (See B below)	3,883	2,356
Governmental institutions	3,338	1,431
Other	719	1,914
	$15,996	$12,606

Changes in the Product Warranty Accrual

	As of December 31,
	2 0 1 5	2 0 1 4

Balance as of beginning of year	$2,356	$2,402
Acquisition of ReVera	973	-
Services provided under warranty	(4,221)	(2,428)
Changes in provision	4,775	2,382
Balance as of end of year	$3,883	$2,356